Share-based payment plans - Narrative (Details) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) tranche	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense related to share-based payment plans | €	€ 45		€ 57		€ 33
Expense from equity-settled share-based payment transactions | €	€ 42		€ 54		€ 33
Expiration period	10 years
Weighted average share price (in USD per share) | $ / shares		$ 73.60		$ 60.96		$ 51.21
Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of tranches for vesting | tranche	3
Vesting period	36 months
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	36 months
Number of other equity instruments outstanding in share-based payment arrangement | shares		0.2		0.1		0.1
Weighted average grant date fair value (in USD per share) | $ / shares		$ 59.31		$ 50.67		$ 42.74
Grant date fair value – service and performance conditions (US$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	36 months
Number of other equity instruments outstanding in share-based payment arrangement | shares		1.1		2.1		1.8
Weighted average grant date fair value (in USD per share) | $ / shares		$ 54.19		$ 48.95		$ 41.65
Weight of EPS performance condition	42.50%		42.50%		42.50%
Weight of ROIC performance condition	42.50%		42.50%		42.50%
Green house gas emission metric, percentage weighting	15.00%
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense related to share-based payment plans | €	€ 17		€ 14		€ 3